Income tax expense - Summary of Income Tax Expense (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Current income tax expense	₺ (3,302,541)	₺ (986,192)	₺ (1,248,214)
Deferred income tax expense	(1,563,492)	7,737,186	5,269,546
Total income tax expense	₺ (4,866,033)	₺ 6,750,994	₺ 4,021,332